Average Annual Total Returns	Prospectus #1 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years	Prospectus #1 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class 1 year	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class 5 years	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class 10 years	Prospectus #2 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #2 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #2 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years	Prospectus #2 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #2 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #2 Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class 1 year	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class 5 years	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class 10 years	Prospectus #3 Macquarie VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #3 Macquarie VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #3 Macquarie VIP Small Cap Value Series Russell 2000® Value Index 10 years	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class 1 year	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class 5 years	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class 10 years	Prospectus #4 Macquarie VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #4 Macquarie VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #4 Macquarie VIP Small Cap Value Series Russell 2000® Value Index 10 years	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class 1 year	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class 5 years	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class 10 years	Prospectus #5 Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #5 Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years	Prospectus #5 Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 10 years	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class 1 year	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class 5 years	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class 10 years	Prospectus #5 Macquarie VIP Growth Equity Series Russell 1000® Growth Index 1 year	Prospectus #5 Macquarie VIP Growth Equity Series Russell 1000® Growth Index 5 years	Prospectus #5 Macquarie VIP Growth Equity Series Russell 1000® Growth Index 10 years	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class 1 year	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class 5 years	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class 10 years	Prospectus #5 Macquarie VIP Growth and Income Series Russell 1000® Value Index 1 year	Prospectus #5 Macquarie VIP Growth and Income Series Russell 1000® Value Index 5 years	Prospectus #5 Macquarie VIP Growth and Income Series Russell 1000® Value Index 10 years	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class 1 year	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class 5 years	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class 10 years	Prospectus #5 Macquarie VIP Opportunity Series Russell 2500™ Index 1 year	Prospectus #5 Macquarie VIP Opportunity Series Russell 2500™ Index 5 years	Prospectus #5 Macquarie VIP Opportunity Series Russell 2500™ Index 10 years	Prospectus #5 Macquarie VIP Opportunity Series Standard Class 1 year	Prospectus #5 Macquarie VIP Opportunity Series Standard Class 5 years	Prospectus #5 Macquarie VIP Opportunity Series Standard Class 10 years	Prospectus #5 Macquarie VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Prospectus #5 Macquarie VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Prospectus #5 Macquarie VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index Lifetime	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class 1 year	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class 5 years	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class Lifetime	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class Inception Date	Prospectus #5 Macquarie VIP Total Return Series S&P 500® Index 1 year	Prospectus #5 Macquarie VIP Total Return Series S&P 500® Index 5 years	Prospectus #5 Macquarie VIP Total Return Series S&P 500® Index 10 years	Prospectus #5 Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 1 year	Prospectus #5 Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 5 years	Prospectus #5 Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 10 years	Prospectus #5 Macquarie VIP Total Return Series Bloomberg US Aggregate Index 1 year	Prospectus #5 Macquarie VIP Total Return Series Bloomberg US Aggregate Index 5 years	Prospectus #5 Macquarie VIP Total Return Series Bloomberg US Aggregate Index 10 years	Prospectus #5 Macquarie VIP Total Return Series Standard Class 1 year	Prospectus #5 Macquarie VIP Total Return Series Standard Class 5 years	Prospectus #5 Macquarie VIP Total Return Series Standard Class 10 years	Prospectus #5 Macquarie VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #5 Macquarie VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #5 Macquarie VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class 1 year	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class 5 years	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class 10 years	Prospectus #6 Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #6 Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index Lifetime	Prospectus #6 Macquarie VIP Fund for Income Series Service Class 1 year	Prospectus #6 Macquarie VIP Fund for Income Series Service Class Lifetime	Prospectus #6 Macquarie VIP Fund for Income Series Service Class Inception Date	Prospectus #6 Macquarie VIP Total Return Series S&P 500® Index 1 year	Prospectus #6 Macquarie VIP Total Return Series S&P 500® Index Lifetime	Prospectus #6 Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 1 year	Prospectus #6 Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index Lifetime	Prospectus #6 Macquarie VIP Total Return Series Bloomberg US Aggregate Index 1 year	Prospectus #6 Macquarie VIP Total Return Series Bloomberg US Aggregate Index Lifetime	Prospectus #6 Macquarie VIP Total Return Series Service Class 1 year	Prospectus #6 Macquarie VIP Total Return Series Service Class Lifetime	Prospectus #6 Macquarie VIP Total Return Series Service Class Inception Date	Prospectus #6 Macquarie VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #6 Macquarie VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index Lifetime	Prospectus #6 Macquarie VIP Investment Grade Series Service Class 1 year	Prospectus #6 Macquarie VIP Investment Grade Series Service Class Lifetime	Prospectus #6 Macquarie VIP Investment Grade Series Service Class Inception Date
Total	9.83%	3.68%	2.66%	10.27%	4.07%	3.05%	13.79%	4.20%	2.67%	9.83%	3.68%	2.66%	10.27%	4.07%	3.05%	13.45%	3.87%	2.38%	14.65%	10.00%	6.76%	9.45%	10.21%	7.06%	14.65%	10.00%	6.76%	9.10%	9.87%	6.77%	13.47%	5.19%	4.51%	13.27%	5.16%	3.94%	42.68%	19.50%	14.86%	38.40%	17.90%	13.50%	11.46%	10.91%	8.40%	12.11%	12.14%	8.00%	17.42%	11.67%	8.36%	16.30%	12.25%	7.37%	4.61%	1.51%	1.28%	5.29%	1.60%	0.68%	Jul. 01, 2014	26.29%	15.69%	12.03%	17.67%	9.98%	8.09%	5.53%	1.10%	1.81%	12.63%	7.06%	4.90%	8.52%	2.63%	2.95%	7.57%	2.22%	2.37%	13.47%	3.10%	12.85%	2.68%	Mar. 31, 2022	26.29%	13.29%	17.67%	7.83%	5.53%	(0.72%)	12.35%	4.69%	Oct. 04, 2019	8.52%	(0.01%)	7.37%	(0.39%)	Oct. 04, 2019